Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates used for Foreign Currency Translation	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
HKD [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates	7.8087		7.8015	7.7996
Average Rates	7.8297		7.8306	7.7727
RMB [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates		6.8972	6.8972	6.3726
Average Rates		6.729	6.729	6.4508
TWD [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates	30.7127		30.73	27.74
Average Rates	31.1471		29.7963	27.9366